SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)				3 Months Ended		12 Months Ended
	Aug. 31, 2022	Aug. 31, 2022	Jun. 04, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Feb. 10, 2023	Jan. 04, 2023
Short-Term Debt [Line Items]
Market price								$ 0.32	$ 0.32
Common stock shares issued upon conversion of debt	6,081,484	6,081,484	8,522,125
Notes conversion description						The 2021 1-year notes (the “New Notes”), extended thorough May 2023, have an interest rate of 6% and are convertible at the lower of (i) a fixed price of $0.13, or (ii) 85% of the closing price of any Qualified Financing, which consist of any fundraising receiving gross proceeds of not less than $500,000.
Debt Interest rate						600.00%
Debt conversion price				$ 0.13		$ 0.13
Research and development expenses				$ 139,004	$ 240,125	$ 977,768	$ 2,013,762
New Notes [Member]
Short-Term Debt [Line Items]
Market price				$ 0.425		$ 0.48	$ 0.40
Common stock shares issued upon conversion of debt				17,802,900		17,689,085	17,312,961
Shares issued upon exercise of warrants				482,030		492,030	272,000
Shares issued upon exercise of outstanding options				476,000		524,000	668,000
Principal and unpaid interest				$ 2,314,377		$ 2,299,581	$ 2,250,685
Notes conversion description				The 2021 1-year notes (the “New Notes”), have an interest rate of 6% and are convertible at the lower of (i) a fixed price of $0.13, or (ii) 85% of the closing price of any Qualified Financing, which consist of any fundraising receiving gross proceeds of not less than $500,000		The New Notes are limited to converting no more than 4.99% of our issued an outstanding Common Stock.
Debt Interest rate				6.00%